SCHWAB STRATEGIC TRUST

(the Trust)

Schwab® Ultra-Short Income ETF

(the fund)

Supplement dated May 8, 2026, to the fund’s currently effective Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus, and SAI and should be read in conjunction with these documents.

Effective September 4, 2026, Linda Klingman will retire and all references to her in the fund’s Summary Prospectus, Statutory Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG130858-00 (05/26)

00325711